Cover	Mar. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2026
Entity File Number	000-33067
Entity Registrant Name	BIRCHTECH CORP.
Entity Central Index Key	0000728385
Entity Tax Identification Number	87-0398271
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1810 Jester Drive
Entity Address, City or Town	Corsicana
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75109
City Area Code	614
Local Phone Number	505-6115
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BCHT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false